                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Canal Insurance Co.
Address: P.O. Box 7
         Greenville, SC 29602

Form 13F File Number: 28-11026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Rick Timmons
Title: Secretary, Treasurer & Senior Vice President - Investments
Phone: (864) 250-9291

Signature, Place, and Date of Signing:

                                     Greenville,
/s/ William R. Timmons, III          South Carolina           November 15, 2010
---------------------------        -------------------        -----------------
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Number of  Other Included Mangers: None

Form 13F Information Table Entry Total: 113
Form 13F Information Table Value Total: (thousands) 298,456
List of Other Included Mangers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

Canal Insurance Company
and Canal Indemnity Company

SEC 13-F

                                as of 9/30/2010

                                                          Market                                 VOTING AUTHORITY
                                     Title                Value   Shares/Par        Investment ---------------------
          Name of Issuer            of Class    CUSIP    (1000's)   Value    SH/PRN Discretion   Sole    Shared None
----------------------------------  -------- ----------- -------- ---------- ------ ---------- --------- ------ ----
AMERIGROUP CORP 2.00% Conv Bond       BOND   03073T-AB-8  1,836   1,600,000   PRN      Sole    1,600,000
CSG SYSTEMS INT'L 2.50% Conv Bd       BOND   126349-AB-5    990   1,000,000   PRN      Sole    1,000,000
CERADYNE INC 2.875% Conv Corp Bd      BOND   156710-AA-3  2,832   2,875,000   PRN      Sole    2,875,000
COVANTA HOLDING 1.00% Conv Bd         BOND   22282E-AA-0    725     750,000   PRN      Sole      750,000
ENERSYS 3.375% Convertible Bond       BOND   29275Y-AA-0  1,008   1,000,000   PRN      Sole    1,000,000
LEUCADIA NATL 3.75% Conv Corp Bd      BOND   527288-AX-2  1,422   1,190,000   PRN      Sole    1,190,000
MEDICIS PHRM 2.50% Conv Corp Bd       BOND   58470K-AA-2  1,084   1,000,000   PRN      Sole    1,000,000
NUANCE COMMUNIC 2.75% Conv Bds        BOND   67020Y-AB-6  1,086   1,000,000   PRN      Sole    1,000,000
TRANSOCEAN INC 1.50% Conv Bd          BOND   893830-AW-9  2,678   2,800,000   PRN      Sole    2,800,000
WORLD ACCEP CORP 3.00% Conv Nts       BOND   981417-AB-4  1,629   1,650,000   PRN      Sole    1,650,000
AAR CORP                               COM   000361-10-5    308      16,500    SH      Sole       16,500
AGL RESOURCE INC.                      COM   001204-10-6    430      11,200    SH      Sole       11,200
AOL INC                                COM   00184X-10-5     75       3,030    SH      Sole        3,030
AT&T INC                               COM   00206R-10-2  5,620     196,500    SH      Sole      196,500
ABBOTT LABORATORIES                    COM   002824-10-0    522      10,000    SH      Sole       10,000
AETNA INC                              COM   00817Y-10-8  1,581      50,000    SH      Sole       50,000
ALTRIA GROUP INC                       COM   02209S-10-3    144       6,000    SH      Sole        6,000
AMERICAN MOVIL SAB de CV NVP ADR       COM   02364W-10-5  1,989      37,300    SH      Sole       37,300
AMGEN INC                              COM   031162-10-0  1,653      30,000    SH      Sole       30,000
ANADARKO PETROLEUM CORP                COM   032511-10-7  4,564      80,000    SH      Sole       80,000
APACHE CORP                            COM   037411-10-5  1,955      20,000    SH      Sole       20,000
AVIAT NETWORKS INC                     COM   05366Y-10-2     41       9,936    SH      Sole        9,936
BP AMOCO P L C ADR                     COM   055622-10-4  3,798      92,240    SH      Sole       92,240
BABCOCK & WILCOX CO New                COM   05615F-10-2  1,596      75,000    SH      Sole       75,000
BARD-C R-INC                           COM   067383-10-9  3,941      48,400    SH      Sole       48,400
BARRICK GOLD CORP                      COM   067901-10-8  2,758      59,576    SH      Sole       59,576
BAXTER INTERNATIONAL INC               COM   071813-10-9  3,340      70,000    SH      Sole       70,000
BECTON DICKINSON                       COM   075887-10-9  2,964      40,000    SH      Sole       40,000
WR BERKLEY CORP                        COM   084423-10-2     81       3,000    SH      Sole        3,000
BHP BILLITON LTD                       COM   088606-10-8  8,395     110,000    SH      Sole      110,000
BRISTOL MYERS SQUIBB CO                COM   110122-10-8  3,566     131,549    SH      Sole      131,549
BROCADE COMMUNICATIONS SYSTEMS         COM   111621-30-6    292      50,000    SH      Sole       50,000
CVS CAREMARK CORP                      COM   126650-10-0    944      30,000    SH      Sole       30,000
CAMPBELL SOUP CO                       COM   134429-10-9  1,430      40,000    SH      Sole       40,000
CANADIAN PACIFIC RAILWAY LTD           COM   13645T-10-0  2,900      47,600    SH      Sole       47,600
CENOVUS ENERGY INC                     COM   15135U-10-9  2,877     100,000    SH      Sole      100,000
CHEVRON CORP                           COM   166764-10-0  7,233      89,240    SH      Sole       89,240
CISCO SYSTEMS                          COM   17275R-10-2  8,463     386,435    SH      Sole      386,435
CONOCOPHILLIPS                         COM   20825C-10-4  8,040     140,000    SH      Sole      140,000
CYBERONICS INC                         COM   23251P-10-2    460      17,250    SH      Sole       17,250
DIEBOLD INC                            COM   253651-10-3  1,865      60,000    SH      Sole       60,000
DIREXION DAILY FINL BEAR ETF           COM   25459W-49-0  2,007     150,000    SH      Sole      150,000
DOMINION RESOURCES INC                 COM   25746U-10-9  1,507      34,528    SH      Sole       34,528
DUPONT DENEMOURS & CO                  COM   263534-10-9    937      21,000    SH      Sole       21,000
DUKE ENERGY HOLDING CORPORATION        COM   26441C-10-5  4,215     238,000    SH      Sole      238,000
EMC CORP                               COM   268648-10-2  4,703     231,553    SH      Sole      231,553
EL PASO CORP                           COM   28336L-10-9  2,600     210,000    SH      Sole      210,000
ENCANA CORPORATION                     COM   292505-10-4  3,023     100,000    SH      Sole      100,000
ENERGEN CORP                           COM   29265N-10-8    457      10,000    SH      Sole       10,000
EXXON MOBIL CORP                       COM   30231G-10-2  8,651     140,000    SH      Sole      140,000
FLUOR CORP NEW                         COM   343412-10-2  1,981      40,000    SH      Sole       40,000
FLOWERS FOODS                          COM   343498-10-1  1,510      60,775    SH      Sole       60,775

FREEPORT MCMORAN COPPER & GOLD      COM    35671D-85-7    629     7,370 SH     Sole     7,370
FRONTIER COMMUNICATIONS CORP        COM    35906A-10-8    157    19,203 SH     Sole    19,203
GENERAL DYNAMICS CORPORATION        COM    369550-10-8  1,256    20,000 SH     Sole    20,000
GENERAL ELECTRIC CO                 COM    369604-10-3  4,144   255,000 SH     Sole   255,000
GLOBAL PAYMENTS INC                 COM    37940X-10-2  2,316    54,000 SH     Sole    54,000
HARRIS CORP                         COM    413875-10-5  1,772    40,000 SH     Sole    40,000
HEWLETT PACKARD COMPANY             COM    428236-10-3  6,731   160,000 SH     Sole   160,000
HOME DEPOT INC                      COM    437076-10-2  2,534    80,000 SH     Sole    80,000
INTEL CORP                          COM    458140-10-0  1,923   100,000 SH     Sole   100,000
INTERNATIONAL BUSINESS MACHS CORP   COM    459200-10-1 12,207    91,000 SH     Sole    91,000
JPMORGAN CHASE & CO                 COM    46625H-10-0  4,949   130,000 SH     Sole   130,000
JOHNSON & JOHNSON                   COM    478160-10-4  7,435   120,000 SH     Sole   120,000
KRAFT FOODS INC                     COM    50075N-10-4    157     5,076 SH     Sole     5,076
L-3 COMMUNICATIONS HLDGS            COM    502424-10-4    723    10,000 SH     Sole    10,000
LEVEL 3 COMMUNICATIONS INC          COM    52729N-10-0    361   385,000 SH     Sole   385,000
LINCOLN NATIONAL CORP               COM    534187-10-9    544    22,734 SH     Sole    22,734
LOCKHEED MARTIN CORPORATION         COM    539830-10-9  5,702    80,000 SH     Sole    80,000
MCDERMOTT INTERNATIONAL INC         COM    580037-10-9  2,217   150,000 SH     Sole   150,000
MERCK & COMPANY New                 COM    58933Y-10-5  5,522   150,000 SH     Sole   150,000
MICROSOFT CORP                      COM    594918-10-4  8,082   330,000 SH     Sole   330,000
MONSANTO COMPANY                    COM    61166W-10-1    491    10,234 SH     Sole    10,234
MOTOROLA INC                        COM    620076-10-9    853   100,000 SH     Sole   100,000
NATIONAL SEMICONDUCTOR              COM    637640-10-3    766    60,000 SH     Sole    60,000
NEWMONT MINING CORP                 COM    651639-10-6  4,244    67,561 SH     Sole    67,561
NEXTERA ENERGY INC                  COM    65339F-10-1  2,502    46,000 SH     Sole    46,000
NORTHROP GRUMMAN CORP               COM    666807-10-2  3,378    55,712 SH     Sole    55,712
NUANCE COMMUNICATIONS INC           COM    67020Y-10-0  1,877   120,000 SH     Sole   120,000
ORBITAL SCIENCES CORP               COM    685564-10-6  1,478    96,600 SH     Sole    96,600
PALL CORP                           COM    696429-30-7  1,249    30,000 SH     Sole    30,000
PFIZER INC                          COM    717081-10-3  3,538   206,050 SH     Sole   206,050
PHILIP MORRIS INTERNATIONAL         COM    718172-10-9    168     3,000 SH     Sole     3,000
PIEDMONT NATURAL GAS COMPANY INC    COM    720186-10-5  7,061   243,477 SH     Sole   243,477
PROGRESS ENERGY INC                 COM    743263-10-5  1,777    40,000 SH     Sole    40,000
ULTRASHORT S&P 500 PROSHARES ETF    COM    74347R-88-3 11,836   400,000 SH     Sole   400,000
QUALCOMM INC                        COM    747525-10-3    902    20,000 SH     Sole    20,000
RAYTHEON CO                         COM    755111-50-7  6,102   133,500 SH     Sole   133,500
SARA LEE CORP                       COM    803111-10-3  1,369   101,900 SH     Sole   101,900
SCANA CORP                          COM    80589M-10-2  1,855    46,000 SH     Sole    46,000
SCANSOURCE INC.                     COM    806037-10-7  2,771    99,900 SH     Sole    99,900
SCHLUMBERGER LTD                    COM    806857-10-8  4,990    81,000 SH     Sole    81,000
THE SOUTH FINANCIAL GROUP INC       COM    837841-10-5    294 1,036,922 SH     Sole 1,036,922
SPECTRA ENERGY CORP                 COM    847560-10-9  3,495   155,000 SH     Sole   155,000
STRYKER CORP                        COM    863667-10-1  1,001    20,000 SH     Sole    20,000
SYMANTEC CORP                       COM    871503-10-8  1,365    90,000 SH     Sole    90,000
TELEFONICA S.A. ADR                 COM    879382-20-8    501     6,752 SH     Sole     6,752
TELEFONOS DE MEXICO S.A.B. DE C.V.  COM    879403-78-0  1,493   100,000 SH     Sole   100,000
TEMPLETON CHINA WORLD FUND          COM    88018X-10-2    757    20,000 SH     Sole    20,000
TEXAS INSTRUMENTS INC               COM    882508-10-4  1,357    50,000 SH     Sole    50,000
THERMO FISHER SCIENTIFIC INC        COM    883556-10-2    958    20,000 SH     Sole    20,000
TRIMBLE NAVIGATIONS LTD             COM    896239-10-0  2,628    75,000 SH     Sole    75,000
UNITED TECHNOLOGIES CORP            COM    913017-10-9  8,191   115,000 SH     Sole   115,000
UNITEDHEALTH GROUP INC              COM    91324P-10-2    702    20,000 SH     Sole    20,000
VERIZON COMMUNICATIONS INC          COM    92343V-10-4  2,607    80,000 SH     Sole    80,000
WILLIAMS COMPANIES                  COM    969457-10-0  4,625   242,000 SH     Sole   242,000
XEROX CORPORATION                   COM    984121-10-3  2,277   220,000 SH     Sole   220,000
YAHOO! INC                          COM    984332-10-6    425    30,000 SH     Sole    30,000
ZIMMER HOLDINGS INC                 COM    98956P-10-2  1,214    23,200 SH     Sole    23,200
ZOLL MEDICAL CORP                   COM    989922-10-9  1,452    45,000 SH     Sole    45,000
COVIDIEN LTD                        COM    G2554F-10-5  1,006    25,021 SH     Sole    25,021
NABORS INDUSTRIES LTD               COM    G6359F-10-3    650    36,000 SH     Sole    36,000
TRANSOCEAN INC.                     COM    H8817H-10-0  2,185    33,992 SH     Sole    33,992